FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Marketable Securities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Available-for-sale marketable debt securities	$ 24,947
Marketable equity security	419
Total marketable securities	$ 25,366